Balance Sheets (Parenthetical)	Mar. 31, 2013	Mar. 31, 2012
Statement of Financial Position [Abstract]
Limited Partners, Units authorized	25,000	25,000
Limited Partners, Units issued	21,952	21,955
Limited Partners, Units outstanding	21,952	21,955